UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

MAY 31, 2013

(UNAUDITED)

CCA CORE RETURN FUND

Institutional Class Shares   (CORIX)

Investor Class Shares   (CORAX)

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

Investor Class Shares   (RSKAX)

CCA Core Return Fund
Portfolio Illustration
May 31, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

CCA Aggressive Return Fund
Portfolio Illustration
May 31, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

CCA Core Return Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
109	Thales SA	$ 5,322
62	The Boeing Co.	6,139
93	Huntington Ingalls Industries, Inc.	5,135
56	Lockheed Martin Corp.	5,926
89	Raytheon Co. *	5,931
64	Teledyne Technologies, Inc. *	4,942
54	United Technologies Corp.	5,125
		38,521	0.64%

Air Freight & Logistics
639	TNT Express NV ADR	4,895
46	FedEx Corp.	4,432
		9,326	0.16%

Airlines
3,000	Cathay Pac Airways Ltd.	5,596	0.09%

Auto Components
140	Toyota Industries Corp.	5,639	0.09%

Automobiles
120	Toyota Motor Co. Ltd.	7,182
135	Honda Motor Co. Ltd.	5,149
84	Daimler AG	5,338
250	Nissan Motor Co. Ltd.	5,435
120	Volkswagen AG ADR	5,126
115	Volkswagen AG ADR	5,028
		33,258	0.55%

Beverages
267	The Coca-Cola Co.	10,677
100	Anheuser-Busch InBev SA/NV	9,192
134	Heineken NV ADR	4,669
136	Pepsico, Inc.	10,985
42	Diageo Plc. ADR	4,967
		40,490	0.67%

Biotechnology
110	Gilead Sciences, Inc. *	5,993
300	Takara Bio, Inc.	9,590
97	Thrombogenics *	4,050
29	Regeneron Pharmaceuticals, Inc. *	7,015
45	Celgene Corp. *	5,564
		32,211	0.54%

Capital Markets
205	Federated Investors, Inc. Class B	5,672
126	Macquarie Group Ltd. *	5,210
66	The Goldman Sachs Group, Inc.	10,697
168	Credit Suisse Group ADR	4,946
895	Ashmore Group Plc.	5,417
107	IGM Financial, Inc.	5,058
175	The Bank of New York Mellon Corp.	5,261
22	Partners Group Holding AG	5,602
217	Morgan Stanley	5,620
		53,483	0.89%

Chemicals
83	The Mosaic Co.	5,048
78	FMC Corp	4,891
119	HB Fuller Co.	4,947
50	Arkema SA ADR *	5,148
2,000	Mitsui Chemicals, Inc.	4,621
102	E. I. du Pont de Nemours and Co.	5,691
30	The Sherwin-Williams Co.	5,656
345	Sumitomo Chemical Co. Ltd.	5,482
60	Syngenta AG ADR	4,670
62	Lanxess AG	4,633
53	Basf SE	5,162
101	Umicore SA	4,854
4	Givaudan AG	5,185
79	LyondellBasell Industries NV, Class A	5,265
		71,254	1.19%

Commercial Banks
171	The Bank of Nova Scotia	9,701
169	Popular, Inc. *	5,070
210	Commonwealth Bank of Australia *	13,448
899	Mitsubishi Ufj Financial Group, Inc.	5,327
62	Canadian Imperial Bank of Commerce	4,683
1,173	Mizuho Financial Group, Inc.	4,563
114	Svenska Handelsbanken	4,932
643	Banco Santander SA	4,630
48	M&T Bank Corp.	5,035
129	KBC Groupe *	5,146
458	Bendigo & Adelaide Bank Ltd.*	4,334
975	Unicredit Spa	5,568
315	Utd Overseas Bk Ltd.	5,337
202	Royal Bank Canada	12,001
625	Societe Generale Group	4,969
306	Fifth Third Bancorp	5,569
422	Nordea Bank Ab	5,239
500	Banco Bilbao Vizcaya Argentaria SA	4,665
60	The Toronto-Dominion Bank	4,851
263	Barclays Bank ADR	5,047
4,000	Dah Sing Banking Group Ltd.	4,972
211	Trustmark Corp.	5,378
146	U S Bancorp	5,119
100	The Hachijuni Bank, Ltd.	5,118
250	HSBC Holdings plc ADR	13,715
170	BNP Paribas SA	5,015
274	Wells Fargo & Co.	11,111
		170,541	2.84%

Commercial Services & Supplies
7,262	China Everbright International, Ltd.	5,875
300	Park24 Co. Ltd. *	5,601
		11,476	0.19%

Communications Equipment
229	Cisco Systems, Inc.	5,522
322	Research In Motion Ltd. *	4,494
395	Ericsson ADR	4,610
75	QUALCOMM, Inc.	4,761
		19,386	0.32%

Computers & Peripherals
206	EMC Corp. *	5,101
182	NCR Corp. *	6,079
62	Apple, Inc.	27,884
		39,063	0.65%

Construction Materials
315	Holcim Ltd. ADR	4,876	0.08%
			0.00%
Consumer Finance
77	American Express Co.	5,830	0.10%

Distributors
400	Canon Marketing Japan	5,493
3,532	Li & Fung Ltd.	4,932
		10,425	0.17%

Diversified Consumer Services
274	Regis Corp.	5,044	0.08%

Diversified Financial Services
92	TMX Group Ltd.	4,357
107	Citigroup, Inc.	5,563
414	Bank of America Corp.	5,655
200	JPMorgan Chase & Co.	10,918
		26,493	0.44%

Diversified Telecommunication
344	Telefonica SA ADR	4,696
355	Teliasonera AB ADR	4,768
218	Telstra Ltd.	4,903
460	Deutsche Telekom	5,272
181	Singapore TLCM ADR	5,401
126	BT Group Plc.	5,753
145	CenturyLink, Inc.	4,952
226	Nippon Telegraph and Telephone Corp.	5,596
408	AT&T, Inc.	14,276
110	BCE, Inc.	4,915
104	Verizon Communications, Inc.	5,042
		65,572	1.09%

Electric Utilities
237	Iberdrola SA ADR	5,114
156	Exelon Corp.	4,889
72	Duke Energy Corp.	4,819
105	Amer Electric Power Co.	4,811
207	Endesa SA	4,657
229	SSE Plc. ADR	5,407
221	Great Plains Energy, Inc.	4,988
		34,685	0.58%

Electrical Equipment
220	Abb Ltd.	4,873
87	Emerson Electric Co.	4,999
		9,872	0.16%

Electronic Equipment & Instruments
68	Amphenol Corp.	5,297
118	TE Connectivity Ltd.	5,238
500	Star Micronics Co.	5,392
58	Kyocera Corp. ADR	5,670
		21,597	0.36%

Energy Equipment & Services
78	Oceaneering International, Inc.	5,653
78	Helmerich & Payne, Inc.	4,816
73	National Oilwell Varco, Inc.	5,132
97	FMC Technologies, Inc. *	5,399
74	Diamond Offshore Drilling, Inc.	5,092
64	Schlumberger Ltd.	4,674
		30,766	0.51%

Food & Staples Retailing
49	Costco Wholesale Corp.	5,372
118	Wesfarmers Ltd. *	4,435
123	Walgreen Co.	5,874
882	Tesco Plc.	4,899
136	Wal-Mart Stores, Inc.	10,178
		30,759	0.51%

Food Products
123	Unilever N V ADR	5,016
101	Kraft Foods Group, Inc.	5,568
380	Maple Leaf Foods, Inc.	4,507
97	Viscofan SA	4,793
142	Nestle SA	9,427
100	Nissin Foods Holdings	3,884
121	Campbell Soup Co.	5,180
113	Suedzucker AG *	3,829
122	Unilever Plc ADR	5,125
		47,329	0.79%

Gas Utilities
1,000	Osaka Gas Co.	4,083
408	Enagas SA ADR	5,120
		9,203	0.15%

Health Care Equipment & Supplies
96	Essilor International SA ADR	5,318
62	Teleflex, Inc.	4,856
110	Medtronic, Inc.	5,611
77	Covidien Plc	4,897
72	Baxter International, Inc.	5,064
68	Varian Medical Systems, Inc. *	4,557
		30,304	0.50%

Health Care Providers & Servicers
85	Express Scripts Holding Co. *	5,280	0.09%

Hotels Restaurants & Leisure
3,063	Melco International Development Ltd. *	6,739
85	Starbucks Corp.	5,367
2,000	SJM Holdings Ltd. *	5,462
2,882	Ardent Leisure Group *	4,651
131	Dunkin' Brands Group, Inc.	5,188
51	McDonald's Corp.	4,925
		32,332	0.54%

Household Durables
208	DR Horton, Inc.	5,067	0.08%

Household Products
130	Procter & Gamble Co.	9,979
87	Uni Charm Corp. *	4,921
360	Reckitt Benckiser Group Plc.	5,202
66	Henkel AG & Co. KGaA ADR	5,384
810	PZ Cussons Plc.	4,601
86	Colgate-Palmolive Co.	4,974
		35,061	0.58%

IT Services
36	International Business Machines Corp.	7,489
62	Visa, Inc.	11,045
64	Accenture Plc.	5,255
		23,788	0.40%

Industrial Conglomerates
21,000	Gallant Venture Ltd. *	5,730
315	General Electric Co.	7,346
167	Koninklijke Philips Electronics NV	4,721
46	Siemens AG ADR	4,835
3,000	NWS Holdings Ltd.	5,240
94	3M Co.	10,365
		38,238	0.64%

Insurance
58	Chubb Corp.	5,052
111	American Financial Group, Inc.	5,390
96	Berkshire Hathaway, Inc. B *	10,951
249	Delta Lloyd	4,909
355	QBE Insurance Group Ltd. *	5,443
122	Hannover Ruckversicherungs SE ADR	4,606
115	Loews Corp.	5,269
1,680	Scor SE ADR	4,805
330	Allianz SE ADR	5,135
174	Tokio Marine Holdings, Inc. ADR	5,090
165	Power Financial Corp.	4,947
165	Prudential Plc.	5,579
260	Muenchener Rueckver ADR	4,917
		72,091	1.20%

Internet & Catalog Retail
18	Amazon, Inc. *	4,846
7	priceline.com, Inc. *	5,628
		10,473	0.17%

Internet Software & Services
28	LinkedIn Corp. *	4,691
18	Google Inc., Class A *	15,682
179	Facebook, Inc., Class A *	4,358
		24,731	0.41%

Leisure Equipment & Products
121	Mattel, Inc.	5,415	0.09%

Life Sciences Tools & Services
40	Bio-Rad Laboratories, Inc. *	4,547	0.08%

Machinery
71	Andritz AG	3,876
51	Partners Group Holding AG	5,088
321	AB Volvo Class B ADR	4,728
391	Kubota Ltd.	5,840
45	Hino Motors Ltd. ADR	6,496
172	Atlas Copco AB	4,592
63	Stanley Black & Decker, Inc.	4,991
176	Xylem, Inc.	4,953
		40,564	0.68%

Media
109	CBS Corp.	5,396
81	Viacom, Inc. Class B	5,337
163	Thomson Reuters Corp.	5,444
1,426	Technicolor SA *	6,116
87	Time Warner, Inc.	5,078
87	The Walt Disney Co.	5,488
164	News Corp.	5,266
98	British Sky Plc.	4,629
232	Gannett Co., Inc.	4,988
219	Shaw Communications, Inc. Class B	4,884
		52,625	0.88%

Metals & Mining
282	Vedanta Resources Plc. *	5,409
98	Rio Tinto Plc.	4,256
80	BHP Billiton Plc.	4,597
153	Goldcorp, Inc.	4,454
200	Bhp Billiton Ltd. *	6,681
5,285	Beadell Resources Ltd. *	3,644
2,000	Mitsui Mining & Smelting Co.	4,700
1,690	Xstrata Plc. ADR *	5,340
1,106	Fortescue Metals Group Ltd. *	3,549
		42,631	0.71%

Multi-Utilities
75	DTE Energy Co.	4,996
362	Veolia Environnement S.A. ADR	4,453
91	National Grid Plc. *	5,420
262	GDV Suez SA	5,363
89	Dominion Resources, Inc.	5,033
148	Ameren Corp.	5,038
		30,302	0.50%

Multiline Retail
111	Dollar Tree, Inc. *	5,332
75	Target Corp.	5,213
		10,545	0.18%

Office Electronics
142	Canon, Inc.	4,868	0.08%

Oil, Gas & Consumable Fuels
110	Eni Spa ADR	4,984
98	Total SA ADR	4,885
61	Occidental Petroleum Corp.	5,616
42	Chevron Corp.	5,156
250	BP Plc.	10,728
112	Enbridge, Inc.	4,840
711	Showa Shell Sekiyu	5,728
329	Canadian Natural Resources Ltd.	9,794
203	Statoil ASA ADR	4,572
86	ConocoPhillips	5,275
128	Imperial Oil Ltd.	4,984
287	BG Group Plc.	5,249
134	Kinder Morgan, Inc. *	5,089
253	Royal Dutch Shell Plc. ADR	16,792
88	Noble Energy, Inc.	5,073
130	Altagas Income Ltd.	4,808
60	Anadarko Petroleum Corp.	5,248
270	Tullow Oil Plc.	4,289
30	CNOOC Ltd. ADR	5,215
846	Talisman Energy, Inc.	9,881
168	Exxon Mobil Corp.	15,199
265	Crescent Point Energy Corp.	9,590
234	Chesapeake Energy Corp.	5,111
		158,106	2.63%

Personal Products
160	L'Oreal SA ADR	5,424	0.09%

Pharmaceuticals
60	Sanofi	6,434
225	Glaxosmithkline Plc.	5,860
80	Roche Holding AG	4,987
531	Pfizer, Inc.	14,459
160	Novartis AG	11,551
85	Jazz Pharmaceuticals Plc. *	5,777
192	Johnson & Johnson	16,163
232	Merck & Co., Inc.	10,834
42	Perrigo Co.	4,865
58	Novo Nordisk A/S	9,344
134	Abbvie, Inc.	5,720
145	Otsuka Holdings Co.	4,671
368	Astellas Pharma, Inc.	4,729
		105,395	1.75%

Professional Services
292	Experian Plc. ADR	5,387
200	Sga Sa ADR	4,500
88	ManpowerGroup, Inc.	5,040
		14,927	0.25%

Real Estate Management & Developers
148	Mitsui Fudosan Co.	4,220
14,309	Franshion Properties Ltd. *	5,272
42	Morguard Corp.	4,481
230	Daiwa House Industry Co. Ltd.	4,423
11,281	New World China Land Ltd.	4,621
337	Sun Hung Kai Properties Ltd.	4,480
171	Mitsubishi Estate Ltd. ADR	4,304
		31,801	0.53%

Road & Rail
137	Old Dominion Freight Line, Inc. *	5,899
1,184	MTR Corp. Ltd.	4,682
36	Union Pacific Corp.	5,566
240	Hertz Global Holdings, Inc. *	6,199
50	Canadian National Railway Co.	5,064
		27,411	0.46%

Semiconductors & Semiconductor
142	Texas Instruments, Inc.	5,099
232	Intel Corp.	5,633
78	Hittite Microwave Corp.*	4,234
345	Fairchild Semiconductor International, Inc. *	5,006
149	Broadcom Corp.	5,351
72	ASML Holdings NV	5,851
157	Maxim Integrated Products, Inc.	4,630
		35,804	0.60%

Software
60	Sap AG ADR	4,406
108	Salesforce.com, Inc. *	4,572
140	Oracle Corp.	4,729
115	Micros Systems, Inc. *	4,853
345	Cadence Design Systems, Inc. *	5,220
752	Microsoft Corp.	26,245
		50,025	0.83%

Specialty Retail
84	Bed Bath & Beyond, Inc. *	5,733
127	Lowe's Companies, Inc.	5,348
35	Industria De Diseno	4,359
70	The Home Depot, Inc.	5,506
108	Buckle, Inc.	5,776
135	Hennes & Mauritz Ab	4,648
		31,370	0.52%

Textiles, Apparel & Luxury Goods
29	Christian Dior SA	5,339
30	LVMH Moet Hennessy Louis Vuitton	5,328
219	Fifth & Pacific Co. *	4,706
15	Hermes International SA	5,365
		20,739	0.35%

Tobacco
110	Philip Morris International, Inc.	10,000
147	Altria Group, Inc.	5,307
		15,307	0.26%

Trading Companies & Distributors
202	ITOCHU Corp. ADR	5,076
69	Marubeni Corp.	4,820
18	Mitsui & Co. Ltd.	4,599
65	WESCO International, Inc. *	4,827
264	Noble Group Ltd.	4,250
		23,572	0.39%

Transportation Infrastructure
6,329	Hutchison Port Holdings Trust	5,000
215	Hamburger Hafen Und Logistik AG *	5,270
1,309	BBA Aviation Plc.	5,579
		15,849	0.26%

Wireless Telecommunication Services
215	Freenet AG	4,583
70	Crown Castle International Corp. *	4,988
300	Tele2 Ab	3,760
220	China Mobile Ltd. ADR	11,396
182	Vodafone Group Plc. ADR *	5,271
		29,997	0.50%

Total for Common Stock (Cost - $1,838,891)		$ 1,867,288	31.07%

CORPORATE BONDS

Consumer Finance
11,000	American Express 2.75% 09/15/2015	11,484	0.19%

Food & Beverage
8,000	Anheuser Busch Inbev 7.75% 01/15/19	10,388	0.17%

Electric Utilities
10,000	Arizona Public Service 4.5% 04/01/42	10,409	0.17%

Media
10,000	Comcast Corp. 5.85% 11/15/2015	11,210	0.19%

Capital Markets
7,000	Credit Suisse 7.125% 07/15/32	9,646	0.16%

Utilities
9,000	Entergy Gulf 6% 05/01/18	10,429	0.17%

Financial Services
8,000	Equitable Cos 7% 04/01/28	9,338	0.16%

Supranationals
11,000	European Invt 1.75% 03/15/17	11,339	0.19%

Electric Utilities
10,000	Exelon Corp. 4.9% 06/15/2015	10,798	0.18%

Government Agencies
10,000	Federal Home Loan Banks 0.25% 02/20/2015	9,992	0.17%

Thrifts & Mortgage Finance
10,000	Federal Home Loan Mortgage 1% 03/08/17	10,069
10,000	Federal National Mortgage Association	9,629
		19,698	0.33%

Capital Markets
9,000	Goldman Sachs 5.95% 01/18/18	10,400	0.17%

Real Estate Investment Trusts
9,000	Host Hotels & Resorts 6% 10/01/21	10,308	0.17%

Supranationals
10,000	International Bank MTN 2.125% 03/15/2016	10,440	0.18%

Consumer Finance
10,000	John Deere Capital Corp. 2.25% 06/07/16	10,416	0.17%

Pharmaceuticals
11,000	Johnson & Johnson 1.2% 05/15/2014	11,097	0.19%

Food Products
8,000	Kraft Foods, Inc. 6.875% 01/26/39	10,545	0.18%

Road & Rail
9,000	Norfolk Southern Corp. 5.9% 06/15/19	10,919	0.18%

Integrated Oils
8,000	Shell International Finance 5.5% 03/25/40	9,720	0.16%

Diversified Telecommunication
11,000	Verizon Communications 2.45% 11/01/22	10,338	0.17%

Commercial Banks
11,000	Wells Fargo Co. 1.5% 01/16/18	10,898	0.18%

Insurance
9,000	Hartford Financial Service Group 5.125% 04/15/22	10,305	0.17%

Total for Corporate Bonds (Cost - $244,146)		$ 240,117	4.00%

EXCHANGE TRADED FUNDS
260	iShares Barclays Agency Bond Fund	29,268
3,279	iShares Barclays Mbs Bond Fund	348,689
864	iShares JP Morgan Emerging Bond Fund	99,386
906	iShares MSCI Growth Index Fund	58,047
1,433	iShares MSCI Value Index Fund	73,212
8,490	Market Vectors Emerging Markets Currency Bond	220,061
2,460	SPDR Barclays High Yield Bond	99,827
8,447	SPDR Barclays International Corporate Bond	294,800
21,788	SPDR Barclays International Treasury Bond	1,249,542
862	Vanguard Bond ETF Intermediate Term	73,968
229	Vanguard Corp Bond ETF Long Term	19,953
313	Vanguard Corp Bond Short Term	25,024
17,078	iShares MSCI Emerging Markets Index Fund	703,528
2,097	iShares MSCI Emerging Markets Small Cap Fund	102,306
Total Exchange Traded Funds (Cost - $3,507,384)		$ 3,397,611	56.53%

REAL ESTATE INVESTMENT TRUSTS
130	Highwoods Properties, Inc.	4,735
59	Vornado Realty Trust	4,717
31	Simon Property Group, Inc.	5,160
165	Weyerhaeuser Co.	4,920
9,694	Champion Real Estate Investment Trust	4,595
80	Sovran Self Storage, Inc.	5,190
116	Klepierre SA	5,005
Total for Real Estate Investment Trusts (Cost - $34,998)		$ 34,322	0.57%

U.S. TREASURY NOTES & OBLIGATIONS
10,000	US Treasury .625% 04/30/2018	9,804
20,000	US Treasury .625% 11/30/2017	19,725
10,000	US Treasury .75% 2/28/2018	9,885
10,000	US Treasury .875% 02/28/2017	10,053
10,000	US Treasury 0.875% 01/31/2017	10,059
10,000	US Treasury 1% 08/31/2016	10,129
10,000	US Treasury 1% 09/30/2019	9,763
10,000	US Treasury 1.125% 03/31/2020	9,749
15,000	US Treasury 1.125% 05/31/2019	14,844
15,000	US Treasury 1.375% 11/30/2018	15,163
10,000	US Treasury 1.75% 05/15/2022	9,800
10,000	US Treasury 1.875% 08/31/2017	10,423
10,000	US Treasury 2% 02/15/2023	9,894
10,000	US Treasury 2.125% 08/15/2021	10,223
10,000	US Treasury 2.625% 11/15/2020	10,682
20,000	US Treasury 2.75% 11/30/2016	21,438
5,000	US Treasury 3% 05/15/2042	4,730
5,000	US Treasury 3.125% 02/15/2043	4,841
10,000	US Treasury 3.125% 11/15/2041	9,722
10,000	US Treasury 4.25% 05/15/2039	11,900
5,000	US Treasury 4.625% 02/15/2040	6,303
10,000	US Treasury 5.125% 05/15/2016	11,348
5,000	US Treasury 5.25% 02/15/2029	6,578
5,000	US Treasury 6.25% 8/15/2023	6,902
40,000	US Treasury Note 0.375% 04/15/2015	40,055
39,000	US Treasury Note 2.125% 11/30/2014	40,094
39,000	US Treasury Note 2.625% 06/30/2014	40,027
36,000	US Treasury Note 2.625% 06/30/214	39,586
Total for U.S. Treasury Notes & Obligations (Cost - $421,447)		$ 413,718	6.88%

MONEY MARKET FUNDS
49,806	Aim Short Term Investments Treasury 0.02% ** (Cost - $49,806)	49,806	0.83%

	Total Investments (Cost - $6,096,672)	$ 6,002,862	99.88%

	Other Assets Less of Liabilities	7,268	0.12%

	Net Assets	$ 6,010,130	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at May 31, 2013.
The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
100	The Boeing Co.	$ 9,902
277	BAE Systems Plc ADR	6,828
2,793	Bombardier, Inc. Class B *	12,736
102	Esterline Technologies Corp. *	7,486
103	Raytheon Co.	6,864
71	Rolls-Royce Holdings Plc ADR	6,571
40	Transdigm Group, Inc. *	5,844
210	Textron, Inc.	5,662
387	United Technologies Corp.	36,726
672	Exelis, Inc.	8,165
		106,784	1.54%

Air Freight & Logistics
62	FedEx Corp.	5,973
134	Hub Group, Inc. Class A *	4,866
103	CH Robinson Worldwide, Inc.	5,840
2,412	Toll Holdings Ltd.	11,204
		27,883	0.40%

Airlines
209	United Continental Holdings, Inc. *	6,784	0.10%

Auto Components
92	Bridgestone Corp. ADR	6,105
213	Gentex Corp.	4,871
248	Cooper Tire & Rubber Co.	6,408
178	Johnson Controls, Inc.	6,650
300	Nokian Tyres Oyj ADR	6,282
77	Borg Warner, Inc. *	6,242
		36,559	0.53%

Automobiles
878	Ford Motor Co.	13,767
117	Tesla Motors, Inc. *	11,438
228	Daimler AG ADR	14,528
766	General Motors Co. *	25,960
420	Bayerische Motoren Werke Aktiengesellschaft ADR	13,318
320	Volkswagen AG ADR	13,990
146	Honda Motor Co., Ltd. ADR *	5,485
		98,487	1.42%

Beverages
166	Coca Cola Enterprises, Inc.	6,169
357	Sabmiller Plc ADR *	18,078
118	Molson Coors Brewing Co.	5,830
54	Diageo Plc ADR	6,386
453	Kirin Holdings Co., Ltd. ADR *	7,484
470	The Coca-Cola Co.	18,795
124	Monster Beverage Corp. *	6,769
204	Anheuser Busch Inbev SA ADR	18,752
267	Pernod Ricard SA ADR *	6,397
200	Heineken Holdings NV	11,862
		106,523	1.54%

Biotechnology
104	Actelion Ltd. #	6,229
233	Grifols SA ADR	6,352
242	Myriad Genetics, Inc. *	7,768
94	Amgen, Inc.	9,450
63	Onyx Pharmaceuticals, Inc. *	6,013
78	Pharmacyclics, Inc. *	7,148
167	Cubist Pharmaceuticals, Inc. *	9,193
178	Gilead Sciences, Inc. *	9,697
155	Acorda Therapeutics, Inc. *	5,185
		67,035	0.97%

Building Products
161	Owens Corning, Inc. *	7,036
126	Lennox International Inc	8,063
296	USG Corp. *	8,090
		23,188	0.33%

Capital Markets
61	Franklin Resources, Inc.	9,443
215	Bank of New York Mellon Corp.	6,463
197	Legg Mason, Inc.	6,903
358	Charles Schwab Corp.	7,110
242	Stifel Financial Corp. *	8,710
105	State Street Corp.	6,949
24	Blackrock, Inc.	6,701
564	Morgan Stanley	14,608
84	T. Rowe Price Group, Inc.	6,376
159	The Goldman Sachs Group, Inc.	25,771
154	Eaton Vance Corp.	6,393
113	Northern Trust Corp.	6,571
717	UBS AG	12,569
40	Affiliated Managers Group, Inc. *	6,560
348	Invesco Ltd.	11,742
307	TD Ameritrade Holding Corp.	7,196
142	Deutsche Bank AG	6,577
		156,641	2.27%

Chemicals
81	International Flavors & Fragrances, Inc.	6,503
444	Intrepid Potash, Inc.	8,338
64	PPG Industries, Inc.	9,831
126	Celanese Corp.	6,218
285	Chemtura Corp. *	6,535
63	Airgas, Inc.	6,482
100	F M C Corp.	6,271
293	Kuraray Co., Ltd. ADR *	12,587
400	Shin-Et Su Chemical ADR *	6,320
77	Sigma Aldrich Corp.	6,445
158	HB Fuller Co.	6,568
203	Sensient Technologies Corp.	8,378
150	Symrise AG ADR	6,138
77	Syngenta AG ADR	5,994
80	Ashland, Inc.	7,114
335	Linde AG ADR	6,435
106	Axiall Corp.	4,574
179	E. I. du Pont de Nemours & Co.	9,986
78	Grace W R & Co. *	6,592
203	Nitto Denko Corp. ADR *	6,043
260	Air Liquide SA ADR	6,651
70	Air Prod & Chemicals, Inc.	6,609
716	Dow Chemical Co.	24,673
197	Olin Corp.	4,911
52	Air Liquide	6,715
		192,912	2.79%

Commercial Banks
221	PacWest Bancorp	6,371
642	Australia & New Zealand Banking Group Ltd.	16,814
1	Ireland Bank ADR *	10
595	Intesa Sanpaolo Spa ADR	6,640
762	Regions Financial Corp.	6,957
196	Bb&T Corp.	6,452
673	Barclays Plc ADR	12,915
626	Keycorp.	6,748
89	Commonwealth Bank of Australia	5,699
155	1st Financial Bankshares	8,525
962	Mitsubishi UFJ Financial Group, Inc. *	5,700
460	Firstmerit Corp.	8,680
110	SVB Financial Group *	8,513
1,325	Sumitomo Mitsui Financial Group, Inc. ADR *	10,693
371	Suntrust Banks, Inc.	11,905
175	Boc Hong Kong Holdings Ltd. ADR	11,704
2,000	Sumitomo Mitsui Trust Holdings, Inc. ADR *	8,380
260	Swedbank AB ADR *	6,263
175	Comerica, Inc.	6,911
3,591	Lloyds Banking Group Plc ADR *	13,394
1,531	Mizuho Financial Group, Inc. *	5,956
275	Commonwealth Bank of Australia ADR	17,548
79	Toronto Dominion Bank	6,387
1,274	Unicredit Spa	7,276
975	Mitsubishi UFJ Financial Group, Inc. ADR	5,792
105	City National Corp.	6,590
3,554	Bankia SA *	4,065
97	BOK Financial Corp.	6,315
454	HSBC Holdings Plc ADR	24,906
281	U.S. Bancorp	9,852
209	Popular, Inc. *	6,270
535	Standard Chartered Plc	12,499
627	Old National Bancorp	8,377
247	Wells Fargo & Co.	10,016
394	DNB Nor Asa	6,407
		307,529	4.45%

Commercial Services & Supplies
136	Cintas Corp. *	6,209
160	Iron Mountain, Inc.	5,734
466	Secom Ltd. ADR *	5,918
131	ADT Corp.	5,317
396	Covanta Holding Corp.	8,098
104	Clean Harbors, Inc. *	5,949
155	De Luxe Corp.	5,797
149	Waste Management, Inc.	6,248
186	Republic Services, Inc.	6,343
		55,613	0.80%

Communications Equipment
1,045	LM Ericsson Telephone Co. ADR *	12,195
8,618	Alcatel-Lucent ADR *	14,478
1,429	Cisco Systems, Inc. *	34,460
1,031	Brocade Communications Systems, Inc. *	5,598
463	Aruba Networks, Inc. *	6,913
156	QUALCOMM, Inc.	9,903
171	Motorola Solutions Inc	9,911
374	JDS Uniphase Corp. *	5,094
		98,553	1.43%

Computers & Peripherals
46	Apple, Inc.	20,688
373	Lenovo Group Ltd. ADR *	7,602
119	Western Digital Corp.	7,535
200	Diebold, Inc.	6,442
898	Dell, Inc.	11,993
419	EMC Corp. *	10,374
		64,634	0.93%

Construction & Engineering
157	Kon Boskalis	6,241
114	Jacobs Engineering Group, Inc. *	6,499
106	Jgc Corp. ADR *	7,087
202	Kbr, Inc.	7,292
106	Fluor Corp.	6,700
763	Ferrovial SA	12,376
		46,196	0.67%

Consumer Finance
111	Capital One Financial Corp.	6,763
303	Acom Co. *	10,968
177	Cash America International, Inc.	8,445
		26,176	0.38%

Containers & Packaging
237	Owens Illinois, Inc. *	6,506
166	Meadwestvaco Corp.	5,810
162	Amcor Ltd. ADR	6,107
146	Crown Holdings, Inc. *	6,183
		24,606	0.36%

Distributors
80	Genuine Parts Co.	6,219
348	Jardine Cycle & Carriage Ltd.	12,868
		19,087	0.28%

Diversified Consumer Services
176	Weight Watchers International, Inc.	8,070
321	Hillenbrand, Inc.	7,659
		15,729	0.23%

Diversified Financial Services
99	CME Group, Inc. Class A	6,725
219	Leucadia National Corp.	6,872
183	JPMorgan Chase & Co.	9,990
1,271	Citigroup, Inc.	66,079
212	The Nasdaq OMX Group, Inc.	6,670
117	McGraw Hill Financial, Inc.	6,382
2,465	Bank of America corp	33,672
430	Investor Ab	12,468
181	MSCI, Inc. *	6,378
		155,237	2.25%

Diversified Telecommunication
1,200	France Telecom SA ADR *	12,120
214	Singapore TLCM ADR	6,386
902	Telefonica SA ADR *	12,312
95	Telenor Asa ADR	5,971
260	Telstra Ltd.	5,847
197	Verizon Communications, Inc.	9,551
880	China Unicom Hk ADR	11,924
162	CenturyLink, Inc.	5,532
731	Windstream Corp.	5,870
351	Telus Corp.	12,183
1,624	AT&T, Inc.	56,824
520	Nippon Telegraph and Telephone Corp. *	12,875
		157,395	2.28%

Electric Utilities
213	El Paso Electric Co	7,623
161	Exelon Corp.	5,046
119	Edison International	5,467
291	Hawaiian Electric Industries, Inc.	7,615
74	Nextera Energy, Inc.	5,596
600	Verbund AG	12,579
280	Pepco Holdings, Inc.	5,816
143	Firstenergy Corp.	5,578
182	PPL Corp.	5,405
125	The Southern Co.	5,488
258	Amer Electric Power Co.	11,822
134	Northeast Utilities	5,584
341	Duke Energy Corp.	22,823
92	Entergy Corp.	6,337
		112,778	1.63%

Electrical Equipment
76	Regal-Beloit Corp.	5,131
289	ABB Ltd. ADR	6,297
56	Rockwell Automation, Inc.	4,929
148	Ametek, Inc.	6,386
82	Acuity Brands, Inc.	6,156
384	Nidec Corp. ADR *	6,559
850	Schneider Electric SA ADR	13,379
285	ABB Ltd.	6,312
		55,149	0.80%

Electronic Equipment & Instruments
90	Littelfuse. Inc.	6,614
189	Universal Display Corp. *	5,629
443	Ingram Micro, Inc. *	8,466
213	Trimble Navigation Ltd. *	5,943
193	National Instruments Corp.	5,481
330	Jabil Circuit, Inc.	6,620
361	TDK Corp. ADR *	13,808
110	Anixter International, Inc. *	8,440
237	Hexagon ABB	6,951
233	FLIR Systems, Inc.	5,676
422	Corning, Inc.	6,486
		80,114	1.16%

Energy Equipment & Services
232	Technip ADR	6,450
487	Schlumberger Ltd.	35,566
89	Diamond Offshore Drilling, Inc.	6,124
303	Halliburton Company	12,681
77	Oil States International, Inc. *	7,585
249	Superior Energy Services, Inc. *	6,643
168	National Oilwell Varco, Inc.	11,810
123	Bristow Group, Inc.	7,731
135	Baker Hughes, Inc.	6,140
221	Saipem Spa	5,949
178	Unit Corp. *	8,040
		114,717	1.66%

Food & Staples Retailing
813	Koninklijke Ahold Spa ADR	13,268
172	Seven and I Holdings Co.	6,003
554	J Sainsbury Plc ADR	12,604
252	Walgreen Co.	12,036
518	CVS Caremark Corp.	29,826
557	Jeronimo Martins	11,883
120	United Natural Foods, Inc. *	6,350
139	Caseys General Stores, Inc.	8,446
258	Wal-Mart Stores, Inc.	19,309
177	Harris Teeter Supermarkets, Inc.	8,319
94	Metro, Inc. Class A *	6,316
		134,360	1.94%

Food Products
213	Associated British Foods Plc ADR	5,872
1	Unilever Plc ADR	42
313	Unilever N V NY	12,764
372	Nestle S A ADR	24,671
492	Tate & Lyle Plc	6,106
85	Bunge Limited	5,916
61	J M Smucker Co.	6,159
286	Conagra Foods, Inc.	9,635
181	Archer-Daniels-Midland Co.	5,834
850	Danone ADR	12,623
155	Kellogg Company	9,618
473	Dean Foods Co. *	4,962
388	Mondelez International, Inc.	11,436
331	Darling International, Inc. *	6,491
1,474	Orkla A S ADR *	14,652
185	Flowers Foods Inc	6,173
84	Mc Cormick & Co., Inc.	5,803
146	Hormel Foods Corp	5,814
		154,570	2.24%

Gas Utilities
102	National Fuel Gas Co.	6,242
144	Atmos Energy Corp.	6,080
175	New Jersey Resource Corp	7,942
2,142	Hongkong & China Gas ADR *	6,126
671	Snam Spa ADR	6,475
126	Oneok, Inc.	5,688
		38,552	0.56%

Health Care Equipment & Supplies
56	The Cooper Companies, Inc.	6,329
98	Covidien Plc	6,233
59	CIE Generale	6,528
641	Abbott Laboratories	23,505
129	Medtronic, Inc.	6,580
186	Align Technology, Inc. *	6,650
300	Alere, Inc. *	7,674
200	Terumo Corp.	10,137
63	Teleflex, Inc.	4,935
83	Sirona Dental Systems, Inc.	5,888
122	West Pharmceutical Services, Inc.	8,363
60	C R Bard, Inc.	6,185
297	Hologic, Inc. *	6,163
147	Dentsply Intl Inc	6,139
81	Zimmer Holdings, Inc.	6,359
		117,668	1.70%

Health Care Providers & Servicers
48	Aetna Inc	2,898
133	Community Health Systems, Inc.	6,407
158	HCA Holdings, Inc.	6,171
106	Quest Diagnostic, Inc.	6,555
230	Brookdale Senior Living, Inc. *	6,521
94	Cigna Corp.	6,383
253	Health Net, Inc. *	8,063
86	Mckesson Corporation	9,792
82	Wellpoint, Inc.	6,312
184	Fresenius Medical Care AG & Co. KGAA ADR	6,217
160	Patterson Companies, Inc.	6,253
136	Cardinal Health Inc	6,387
157	Express Scripts Holding Co. *	9,753
387	UnitedHealth Group, Inc.	24,238
136	Tenet Healthcare Corp. *	6,442
66	Schein Henry, Inc. *	6,355
		124,746	1.81%

Health Care Technology
96	Athena Health, Inc. *	8,117
6	M3, Inc.	13,103
		21,220	0.31%

Hotels Restaurants & Leisure
3,000	SJM Holdings Ltd. *	8,193
178	Carnival Corp.	5,892
94	Darden Restaurants, Inc.	4,869
491	MGM Resorts International *	7,448
5,212	MGM China Holdings Ltd.	13,932
157	Brinker International, Inc.	6,156
196	Accor SA	7,056
112	Penn National Gaming, Inc. *	6,163
316	WMS Industries, Inc. *	8,011
156	Starbucks Corp.	9,850
2,655	Galaxy Entertainment Group, Ltd. *	13,886
19	Chipotle Mexican Grill, Inc. *	6,859
98	Wyndham Worldwide Corp.	5,696
144	Marriott International, Inc.	6,049
77	Papa Johns International, Inc. *	4,961
143	Yum Brands, Inc.	9,688
217	Intercontinental Hotel Group, Plc. *	6,232
		130,941	1.89%

Household Durables
896	Panasonic Corp. ADR *	6,890
209	MDC Holding, Inc.	7,756
123	Tempur Pedic International *	5,200
139	Jarden Corp. *	6,475
55	Mohawk Industries, Inc. *	6,114
7,575	Haier Electronics Group Co., Ltd. *	13,466
219	PulteGroup, Inc. *	4,728
53	Whirlpool Corp.	6,771
185	Leggett & Platt, Inc.	5,920
72	Tupperware Brands Corp.	5,831
		69,152	1.00%

Household Products
248	Procter & Gamble Co.	19,036
530	Unicharm Corp. ADR *	5,994
96	Kimberly-Clark Corp.	9,296
62	Energizer Holding, Inc.	5,934
		40,260	0.58%

IT Services
285	Verifone Systems, Inc. *	6,649
56	Visa, Inc.	9,976
115	Teradata Corp. *	6,411
149	Lender Processing Services, Inc.	4,930
48	International Business Machines Corp.	9,985
36	Alliance Data Systems Corp. *	6,375
17	Mastercard Inc.	9,694
442	Saic, Inc.	6,409
104	Maximus, Inc.	7,762
245	Broadridge Financial Solutions, Inc.	6,649
		74,841	1.08%

Independent Power Producers
482	A E S Corp.	5,880
5,998	Enel Green Power	12,949
292	Calpine Corp. *	5,931
		24,760	0.36%

Industrial Conglomerates
198	Danaher Corp.	12,240
95	Jardine Matheson Holdings Ltd. ADR	6,185
3,244	Hopewell Holdings Ltd. ADR	11,678
3,140	General Electric Co.	73,225
7,000	NWS Holdings Ltd.	12,227
123	Siemens A G ADR	12,927
		128,483	1.86%

Insurance
15	Fairfax Financial Holdings Ltd. *	6,045
68	Chubb Corp.	5,923
180	Principal Financial Group, Inc.	6,813
1	AXA Group ADR	20
283	First America Financial	6,758
160	Protective Life Corp.	6,189
89	Berkshire Hathaway, Inc. Class B *	10,152
207	Selective Insurance Group, Inc.	4,906
1,824	Mapfre SA	6,612
142	Ace Limited New	12,735
204	Prudential Financial, Inc.	14,070
158	Hanover Insurance Group	7,936
200	Tokio Marine Holdings, Inc. ADR *	5,850
1,866	Mediolanum Spa	12,527
636	Genworth Financial, Inc. *	6,875
246	Allstate Corp.	11,867
464	Suncorp Group Ltd. ADR	5,522
135	Loews Corp.	6,186
142	Travelers Companies, Inc.	11,888
440	Metlife, Inc.	19,452
136	W.R. Berkley Corp.	5,572
125	American Financial Group, Inc.	6,070
85	Swiss Re Ltd. ADR	6,248
1,115	Insurance Australia Group Ltd.	6,066
453	American International Group, Inc. *	20,140
127	Cincinnati Financial Corp.	6,012
16	Alleghany Corp. *	6,240
188	Lincoln National Corp.	6,704
247	Marsh & Mc Lennan Co., Inc.	9,885
		241,263	3.49%

Internet & Catalog Retail
23	Netflix, Inc. *	5,204
37	Amazon, Inc. *	9,960
291	Liberty Interactive Corp. *	6,533
112	Tripadvisor, Inc. *	7,223
		28,920	0.42%

Internet Software & Services
28	Equinix, Inc. *	5,674
205	Aol, Inc.	7,105
173	Akamai Technologies, Inc. *	7,979
257	Yahoo, Inc. *	6,759
59	LinkedIn Corp. *	9,884
11	Google, Inc., Class A *	9,583
		46,985	0.68%

Leisure Equipment & Products
149	Brunswick Corp. *	5,002
1,012	Sega Sammy Holdings ADR *	6,011
139	Hasbro, Inc.	6,183
		17,196	0.25%

Life Sciences Tools & Services
210	Thermo Fisher Scientific, Inc.	18,543
141	Charles River Laboratories International, Inc. *	6,107
29	Mettler-Toledo International, Inc. *	6,330
107	Parexel International Corp. *	4,889
		35,868	0.52%

Machinery
585	Fanuc Corp. ADR *	14,455
151	Oshkosh Corp.	6,013
116	Makita Corp. ADR *	6,296
237	Komatsu Ltd. ADR *	6,070
143	Rotork Plc	6,216
123	Paccar, Inc.	6,593
117	Idex Corp.	6,441
281	Caterpillar, Inc.	24,110
63	SMC Corp.	12,353
116	Lincoln Electric Holdings, Inc.	6,937
144	Trinity Industries, Inc.	5,894
119	Clarcor, Inc.	6,455
101	Graco, Inc.	6,509
106	Joy Global, Inc.	5,732
134	Toro Co.	6,386
81	Stanley Black & Decker, Inc.	6,417
456	Sandvik Ab ADR	6,407
423	Manitowoc Co. *	8,887
124	Wartsila OYJ	5,834
90	Pall Corp.	6,138
233	Pentair Ltd.	13,570
116	Deere & Co.	10,105
221	Xylem Inc.	6,219
85	Dover Corp.	6,651
226	Navistar International, Inc. *	8,107
170	Illinois Tool Works, Inc.	11,922
2	Mitsubishi Heavy Industries Ltd.	13
		216,730	3.14%

Media
94	Scripps Network Interactive, Inc.	6,332
96	Liberty Media Corp. Class A *	11,987
309	DreamWorks Animation SKG, Inc. Class A *	6,779
388	News Corp.	12,459
408	Time Warner, Inc.	23,815
59	Charter Communications, Inc. Class A *	6,608
351	Pearson Plc ADR *	6,522
187	Meredith Corp.	7,663
431	Comcast Corp.	17,311
106	The Madison Square Garden Co. *	6,204
492	British Sky Plc	5,837
1	Wolters Kluwer ADR	22
464	The Interpublic Group Of Companies, Inc.	6,598
95	Amc Networks, Inc. Class A *	6,082
523	Thomson Reuters Corp.	17,468
505	Cablevision Systems Corp.	7,636
141	Reed Elsevier ADR	6,351
569	Live Nation Entertainment, Inc. *	7,744
284	Shaw Communications, Inc. Class B	6,333
214	DIRECTV *	13,095
479	The Walt Disney Co.	30,215
		213,060	3.08%

Metals & Mining
234	Worthington Industries, Inc.	8,045
726	Alcoa, Inc.	6,171
1,719	Eldorado Gold Corp.	13,700
80	Randgold Resources Ltd. ADR	6,270
249	Cliffs Natural Resources, Inc.	4,492
190	Freeport McMoran Copper & Gold, Inc.	5,900
139	Nucor Corp.	6,187
221	BHP Billiton Plc.	12,699
2,477	Hecla Mining Co.	9,487
187	BHP Billiton Ltd. ADR	12,215
464	Antofagasta Plc. ADR	13,080
446	Teck Resources Ltd. Class B	11,904
381	Southern Copper Corp.	11,868
		122,018	1.77%

Multi-Utilities
278	Avista Corp. *	7,425
253	Centerpoint Energy, Inc.	5,865
73	Sempra Energy	5,935
602	GDF Suez ADR	12,341
166	Public Service Enterprise Group, Inc.	5,485
172	Ameren Corp.	5,855
99	Consolidated Edison, Inc.	5,650
88	DTE Energy Co.	5,862
216	CMS Energy Corp.	5,821
261	PG & E Corp.	11,722
206	National Grid Plc. *	12,269
		84,229	1.22%

Multiline Retail
163	Big Lots, Inc. *	5,550
243	Macys Inc	11,747
106	Nordstrom, Inc.	6,235
173	Target Corp.	12,024
127	Dollar Tree, Inc. *	6,101
128	Kohl's Corp.	6,580
		48,237	0.70%

Oil, Gas & Consumable Fuels
276	Phillips 66	18,373
83	Hess Corp.	5,595
287	Ultra Petroleum Corp. *	6,538
1,028	Origin Energy Ltd.	13,262
202	QEP Resources, Inc.	5,729
1,100	Alpha Natural Resources, Inc. *	7,348
189	Royal Dutch Shell Plc. Class A ADR	12,544
554	Repsol S A ADR	12,676
147	Valero Energy Corp.	5,973
304	ConocoPhillips	18,647
148	Marathon Petroleum Corp.	12,210
123	Total S A ADR	6,132
141	Rosetta Resources, Inc. *	6,607
338	Marathon Oil Corp.	11,624
179	Berry Petroleum Co.	7,752
127	Whiting Petroleum Corp. *	5,851
76	E O G Resources Inc	9,812
222	Cenovus Energy, Inc.	6,644
92	EQT Corp.	7,349
313	Peabody Energy Corp.	6,157
740	Chevron Corp.	90,835
71	Concho Resources, Inc. *	5,940
111	Devon Energy Corp.	6,310
220	Cobalt International Energy, Inc. *	5,707
270	Eni Spa ADR	12,234
200	Spectra Energy Corp.	6,114
166	Apache Corp.	13,634
1,403	Exxon Mobil Corp.	126,929
102	CNOOC Ltd. ADR	17,732
108	Noble Energy, Inc.	6,226
72	Anadarko Petroleum Corp.	6,298
333	Imperial Oil Ltd.	12,967
196	World Fuel Services Corp.	7,983
143	Occidental Petroleum Corp.	13,166
		518,897	7.51%

Personal Products
272	Avon Products, Inc.	6,411
154	Herbalife Ltd.	7,187
375	L'Oreal SA ADR	12,713
38	L' Oreal	6,438
142	Beiersdorf AG	12,851
		45,599	0.66%

Pharmaceuticals
38	Novo Nordisk A/S *	6,122
174	Novartis AG ADR	12,486
2,046	Pfizer, Inc.	55,713
254	Glaxosmithkline Plc	13,150
183	Lilly Eli & Co.	9,728
220	AbbVie, Inc.	9,392
291	Santen Pharm Co.	11,736
1,016	Merck & Co., Inc.	47,447
181	Bayer AG ADR	19,461
160	Forest Laboratories, Inc. *	6,360
314	Viropharma, Inc. *	8,635
116	Salix Pharmaceuticals Ltd. *	7,038
265	Takeda Pharma Co. ADR *	5,875
916	Johnson & Johnson	77,109
716	Roche Holding AG	44,635
205	Mylan, Inc. *	6,248
51	Perrigo Co.	5,908
237	Sanofi ADR	12,582
241	Zoetis, Inc.	7,712
		367,337	5.32%

Professional Services
98	Equifax, Inc.	5,968
99	Verisk Analytics, Inc. *	5,823
138	Corporate Executive Board Co.	8,444
155	Randstad Holding	6,648
		26,884	0.39%

Real Estate Management & Developers
500	Nomura Real Estate	11,372
4,170	China Overseas Land & Investment Ltd.	12,435
2,842	Kerry Properties Ltd.	11,532
452	Sun Hung Kai Properties Ltd. ADR	5,926
2,108	CapitaLand Ltd. ADR	11,341
412	Forest City Enterprises, Inc. *	7,729
72	Howard Hughes Corp. *	7,171
1,080	Tokyu Land Corp.	10,142
685	Brookfield Office Properties, Inc.	11,761
1,752	Henderson Land Development Co. Ltd. ADR *	12,282
1,170	Wheelock & Co., Ltd.	6,556
		108,248	1.57%

Road & Rail
34	Canadian National Railway Co.	3,443
80	Norfolk Southern Corp.	6,127
3,000	Kintetsu Corp.	12,547
246	CSX Corp.	6,202
131	Ryder System, Inc.	8,258
63	Union Pacific Corp.	9,741
206	Avis Budget Group, Inc.	6,831
100	Central Japan Railway Co.	11,153
248	Hertz Global Holdings, Inc. *	6,406
		70,709	1.02%

Semiconductors & Semiconductor
115	K L A -Tencor Corp.	6,473
192	Altera Corp.	6,378
84	ASML Holdings NV	6,827
108	Hittite Microwave Corp. *	5,862
166	Xilinx, Inc.	6,748
659	Micron Technology, Inc. *	7,697
1,032	Integrated Device Technology, Inc. *	8,792
495	Nvidia Corp.	7,163
1,580	Intel Corp.	38,362
367	Microsemi Corp. *	8,048
168	Linear Technology Corp.	6,304
277	Broadcom Corp.	9,947
1,401	RF Micro Devices, Inc. *	7,727
263	Arm Holdings Plc. ADR *	11,540
		137,869	2.00%

Software
338	Rovi Corp. *	8,720
63	Ultimate Software Group, Inc. *	7,012
184	Micros Systems, Inc. *	7,765
77	Citrix Systems, Inc. *	4,957
77	Netsuite, Inc. *	6,745
346	Fortinet, Inc. *	6,664
285	Nuance Communications, Inc. *	5,415
405	Activision Blizzard, Inc.	5,844
321	Sap AG ADR	23,574
132	BMC Software, Inc. *	5,980
244	CA Technologies, Inc.	6,666
124	Red Hat, Inc. *	5,981
290	Oracle Corp.	9,796
86	Concur Technologies, Inc. *	6,943
858	Microsoft Corp.	29,944
79	Vmware, Inc. *	5,618
		147,625	2.14%

Specialty Retail
323	American Eagle Outfitters, Inc.	6,392
16	CST Brands, Inc. *	486
116	DSW, Inc.	8,583
242	Industria De Diseno Textil SA ADR	5,992
1,825	Hennes & Mauritz AB ADR	12,428
70	Ulta Salon Cosmetics & Fragrance, Inc. *	6,353
90	PetSmart, Inc.	6,075
522	Aeropostale, Inc. *	7,626
125	The Home Depot, Inc.	9,833
125	Group 1 Automotive, Inc.	7,944
132	Sanrio Co., Ltd.	6,421
55	Tractor Supply Co.	6,159
265	Pier One Imports, Inc.	6,145
18	Fast Retailing Co. Ltd. *	6,256
154	Urban Outfitters, Inc. *	6,457
127	Abercrombie & Fitch Co.	6,360
150	GNC Holdings, Inc.	6,755
175	Fast Retailing Co. Ltd. ADR	6,018
		122,284	1.77%

Textiles, Apparel & Luxury Goods
378	LVMH Moet Hennessy Louis Vuitton ADR	13,419
220	Swatch Group AG ADR	6,299
93	Carters, Inc.	6,703
19	Hermes International SA	6,796
128	Steven Madden Ltd. *	6,208
121	Adidas AG ADR	6,633
36	Christian Dior SA	6,628
		52,685	0.76%

Thrifts & Mortgage Finance
731	TFS Financial Corp. *	8,026
165	Ocwen Financial Corp. *	7,059
		15,085	0.22%

Tobacco
92	Imperial Tobacco Group Plc. ADR	6,643
171	British American Tobacco Plc. ADR	18,771
275	Lorillard, Inc.	11,671
510	Philip Morris International, Inc.	46,364
		83,449	1.21%

Trading Companies & Distributors
106	WESCO International, Inc. *	7,872
38	Grainger WW, Inc.	9,783
151	Gatx Corp.	7,539
158	Beacon Roofing Supply, Inc. *	6,513
		31,706	0.46%

Transportation Infrastructure
939	Transurban Group	6,223	0.09%

Water Utilities
146	American Water Works Co., Inc.	5,831
232	Severn Trent Plc.	7,236
		13,067	0.19%

Wireless Telecommunication Services
200	Softbank Corp.	10,297
654	Vodafone Group Plc. ADR *	18,940
111	China Mobile Ltd. ADR	5,750
83	SBA Communications Corp. *	6,247
577	Vimpelcom Ltd. ADR	5,741
570	KDDI Corp ADR *	6,430
133	Rogers Communications, Inc. Class B	6,026
		59,431	0.86%

Total for Common Stock (Cost - $6,087,247)		$ 6,077,464	87.97%

EXCHANGE TRADED FUNDS
13,174	ishares MSCI EAFE Small Cap Index	575,836
1	ishares MSCI Growth Index Fund	64
3,028	iShares MSCI Emerging Markets Small Cap Fund	147,726
Total Exchange Traded Funds (Cost - $717,631)		$ 723,625	10.47%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts
161	Post Properties, Inc.	7,696
119	HCP Inc.	5,638
55	Federal Realty Investment Trust	5,926
77	Ventas, Inc.	5,495
115	Sovran Self Storage, Inc.	7,460
39	Essex Property Trust	6,128
39	Public Storage	5,920
569	Franklin Street Properties Corp.	7,750
86	Digital Realty Trust, Inc.	5,238
46	Avalonbay Communities, Inc.	6,102
10	1/10 Japan Real Estate	9,988
106	Equity Residential	5,994
206	Geo Group, Inc.	7,173
274	Corporate Office Properties Trust	7,297
114	Regency Centers Corp.	5,882
2,417	Chimera Investment Corp.	7,372
90	W P Carey, Inc.	6,097
93	The Macerich Co.	6,037
233	Lasalle Hotel Properties	6,151
213	RLJ Lodging Trust	4,933
297	General Growth Properties, Inc.	6,097
197	Weyerhaeuser Co.	5,875
241	Douglas Emmett, Inc.	6,143
144	Prologis, Inc.	5,803
225	Senior Housing Properties Trust	5,816
671	CYS Investments, Inc.	6,898
656	Host Hotels & Resorts, Inc.	11,670
805	Diamondrock Hospitality Co.	7,656
103	Rayonier, Inc.	5,706
382	Annaly Capital Management, Inc.	5,188
267	Kimco Realty Corp.	5,914
57	Simon Property Group, Inc.	9,487
70	Vornado Realty Trust	5,597
Total Real Estate Investment Trusts (Cost - $228,048)		$ 218,128	3.16%

MONEY MARKET FUNDS
172,406	Aim Short Term Investments Trust Treasury 0.02% ** (Cost - $172,406)	172,406	2.50%

	Total Investments (Cost - $7,205,332)	$ 7,191,623	104.10%

	Liabilities in Excess of Other Assets	(283,365)	-4.10%

	Net Assets	$ 6,908,258	100.00%

# Level 2 Security
*Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at May 31, 2013.
The accompanying notes are an integral part of these financial statements.

CCA Investments Trust
Statements of Assets and Liabilities
May 31, 2013 (Unaudited)

Assets:	CCA Core Return Fund	CCA Aggressive Return Fund
Investments in Securities, at Value
(Cost $6,096,672; and $7,205,332, respectively)	$ 6,002,862	$ 7,191,623
Receivables:
Dividends and Interest	11,268	11,296
Receivable from Advisor	2,842	2,192
Portfolio Securities Sold	223,834	1,283,245
Deferred Offering Costs	23,956	23,956
Prepaid Expenses	8,834	8,865
Total Assets	6,273,596	8,521,177
Liabilities:
Payables:
Portfolio Securities Purchased	229,471	1,578,923
Offering Fees	26,210	26,210
Other Accrued Expenses	7,785	7,786
Total Liabilities	263,466	1,612,919
Net Assets	$ 6,010,130	$ 6,908,258

Net Assets Consist of:
Paid In Capital	$ 6,027,440	$ 6,757,750
Accumulated Undistributed Net Investment Income (Loss) on Investments	17,891	(2,972)
Accumulated Undistributed Realized Gain on Investments	58,609	167,189
Unrealized Appreciation (Depreciation) in Value of Investments	(93,810)	(13,709)
Net Assets	$ 6,010,130	$ 6,908,258

Net Asset Value Per Share

Institutional Class
Net Assets	$ 6,009,122	$ 6,907,204
Shares of beneficial interest outstanding	594,857	654,653
Net asset value per share	$ 10.10	$ 10.55
Redemption price per share (a)	$ 9.90	$ 10.34

Investor Class
Net Assets	$ 1,008	$ 1,054
Shares of beneficial interest outstanding	100	100
Net asset value per share	$ 10.08	$ 10.54
Redemption price per share (a)	$ 9.88	$ 10.33

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.
The accompanying notes are an integral part of these financial statements.

CCA Investments Trust
Statements of Operations
For the period ended May 31, 2013 (Unaudited)

	CCA Core Return Fund (b)	CCA Aggressive Return Fund (c)
Investment Income:
Dividends (a)	$ 32,902	$ 14,315
Interest	896	18
Total Investment Income	33,798	14,333

Expenses:
Advisory Fees (Note 3)	13,255	14,420
Distribution Fees: (Note 5)
Investor Class	2	2
Transfer Agent Fees	7,085	7,085
Registration Fees	320	320
Audit Fees	6,450	6,450
Legal Fees	3,088	3,088
Custody Fees	1,570	1,570
Printing Fees	94	94
Insurance Fees	2,004	2,004
Compliance Officer Fees	7,741	7,741
Trustee Fees	2,150	2,150
Offering Fees	26,211	26,211
Other Fees	2,442	2,442
Total Expenses	72,412	73,577
Fees Waived and Reimbursed by the Advisor	(56,505)	(56,272)
Net Expenses	15,907	17,305

Net Investment Income	17,891	(2,972)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	58,609	167,189
Net Change in Unrealized Appreciation (Depreciation) on Investments	(93,810)	(13,709)
Net Realized and Unrealized Gain on Investments	(35,201)	153,480

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (17,310)	$ 150,508

(a) Net of Foreign withholding taxes of $1,409, and $331, respectively.
(b) The CCA Core Return Fund commenced investment operations on December 26, 2012.
(c) The CCA Aggressive Return Fund commenced investment operations on December 26, 2012.
The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended (a)
5/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 17,891
Net Realized Gain on Investments	58,609
Net Change in Unrealized Depreciation on Investments	(93,810)
Net Decrease in Net Assets Resulting from Operations	(17,310)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	5,976,481
Investor Class	1,000
Shares Issued on Reinvestment of Dividends
Institutional Class	-
Investor Class	-
Cost of Shares Redeemed:
Institutional Class	(41)
Investor Class	-
Redemption Fees	-
Net Increase from Shareholder Activity	5,977,440

Net Assets:
Net Increase in Net Assets	5,960,130
Beginning of Period	50,000
End of Period (Including Accumulated Undistributed Net
Investment Income of $17,891)	$ 6,010,130

Share Activity
Institutional Class:
Shares Sold	589,861
Shares Reinvested	-
Shares Redeemed	(4)
Net Increase in Shares of Beneficial Interest Outstanding	589,857

Investor Class:
Shares Sold	100
Shares Reinvested	-
Shares Redeemed	-
Net Increase in Shares of Beneficial Interest Outstanding	100

(a) The CCA Core Return Fund commenced investment operations on December 26, 2012.
The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended (a)
5/31/2013
Increase in Net Assets From Operations:
Net Investment Income	$ (2,972)
Net Realized Gain on Investments	167,189
Net Change in Unrealized Depreciation on Investments	(13,709)
Net Increase in Net Assets Resulting from Operations	150,508

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	6,706,750
Investor Class	1,000
Shares Issued on Reinvestment of Dividends
Institutional Class	-
Investor Class	-
Cost of Shares Redeemed:
Institutional Class	-
Investor Class	-
Redemption Fees	-
Net Increase from Shareholder Activity	6,707,750

Net Assets:
Net Increase in Net Assets	6,858,258
Beginning of Period	50,000
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(2,972))	$ 6,908,258

Share Activity
Institutional Class:
Shares Sold	657,371
Shares Reinvested	-
Shares Redeemed	(7,718)
Net Increase in Shares of Beneficial Interest Outstanding	649,653

Investor Class:
Shares Sold	100
Shares Reinvested	-
Shares Redeemed	-
Net Increase in Shares of Beneficial Interest Outstanding	100

(a) The CCA Aggressive Return Fund commenced investment operations on December 26, 2012.
The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended
	5/31/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.06
Total from Investment Operations	0.10

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.10

Total Return **	1.00%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,009
Before Waiver
Ratio of Expenses to Average Net Assets	4.10%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.18)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.90%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.01%	(b)
Portfolio Turnover	139%	(c)

(a) The CCA Core Return Fund, Institutional Class, commenced investment operations on December 26, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	5/31/2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.06
Total from Investment Operations	0.08

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.08

Total Return **	0.80%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	5.42%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(4.07)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	0.90%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.45%	(c)
Portfolio Turnover	139%	(b)

(a) The CCA Core Return Fund, Investor Class, commenced investment operations on December 26, 2012.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	5/31/2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	(0.01)
Net Gain on Securities (Realized and Unrealized)	0.56
Total from Investment Operations	0.55

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.55

Total Return **	5.50%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,907
Before Waiver
Ratio of Expenses to Average Net Assets	3.82%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(3.08)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	0.90%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.15)%	(c)
Portfolio Turnover	281%	(b)

(a) The CCA Aggressive Return Fund, Institutional Class, commenced investment operations on December 26, 2012.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended
	5/31/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.02)
Net Gain on Securities (Realized and Unrealized)	0.56
Total from Investment Operations	0.54

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.54

Total Return **	5.40%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	5.32%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(4.87)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.90%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.45)%	(b)
Portfolio Turnover	281%	(c)

(a) The CCA Aggressive Return Fund, Investor Class, commenced investment operations on December 26, 2012.
(b) Annualized
(c) Not Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2013 (UNAUDITED)

1.  ORGANIZATION

The CCA Investments Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 6, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Aggressive Return Fund and the CCA Core Return Fund (the “Funds”) are the only series currently authorized by the Trustees.  The Board of Trustees has authorized two classes of shares for each Fund: Institutional Class shares and Investor Class shares, and each class is subject to different expenses. The Funds are diversified funds.  The investment adviser to the Funds is Checchi Capital Fund Advisers, LLC (the "Adviser" or “CCFA”), and Checchi Capital Advisers, LLC (the “Sub-Adviser” or “CCA”) is the sub-adviser to the Funds.

The CCA Aggressive Return Fund’s investment objective is to provide long-term capital appreciation.

The CCA Core Return Fund’s investment objective is to provide long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the CCA Core Return Fund’s assets measured at fair value as of May 31, 2013, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2013 (Total)
Assets
Common Stocks	$ 1,867,288	$ -	$ -	$ 1,867,288
Corporate Bonds		240,117	-	240,117
Exchange Traded Funds	3,397,611	-	-	3,397,611
Real Estate Investment Trusts	34,322	-	-	34,322
U.S. Treasury Notes & Obligations	413,718	-	-	413,718
Short-Term
Money Market Funds	49,806	-	-	49,806
Total	$ 5,762,745	$ 240,117	$ -	$ 6,002,862

During the period December 26, 2012 (commencement of operations) through May 31, 2013, there were no significant transfers between Level 1, 2, or 3 in the CCA Core Return Fund.  For a further breakdown of each investment by type, please refer to the CCA Core Return Fund’s Schedule of Investments.

The following table presents information about the CCA Aggressive Return Fund’s assets measured at fair value as of May 31, 2013, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2013 (Total)
Assets
Common Stocks	$ 6,071,235	$ 6,229	$ -	$ 6,077,464
Exchange Traded Funds	723,625	-	-	723,625
Real Estate Investment Trusts	218,128	-	-	218,128
Short-Term
Money Market Funds	172,406	-	-	172,406
Total	$ 7,185,394	$ 6,229	$ -	$ 7,191,623

During the period December 26, 2012 (commencement of operations) through May 31, 2013, there were no significant transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund.  For a further breakdown of each investment by type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

CASH AND CASH EQUIVALENTS: Each Fund maintains its cash in accounts at a regional bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believe they are not exposed to any significant credit risk on their cash deposits.

ORGANIZATIONAL AND OFFERING COSTS: All costs incurred by the Funds in conjunction with their organization and offering have been paid by the Adviser and will be subject to recoupment as described in Note 3. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Funds are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method.

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds’ recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period December 26, 2012 (commencement of operations) through May 31, 2013, related to uncertain tax positions or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period December 26, 2012 (commencement of operations) through May 31, 2013, the Funds did not incur any interest or penalties.

SHARE VALUATION:  The Funds net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually. Distributions will be recorded on ex-dividend date.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee of 2.00% fee on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases. There was $0 in redemption fees collected for the CCA Aggressive Return Fund during the period December 26, 2012 (commencement of operations) through May 31, 2013.  There was $0 in redemption fees collected for the CCA Core Return Fund during the period December 26, 2012 (commencement of operations) through May 31, 2013.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

SUBSEQUENT EVENTS: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Fund Advisers, LLC, serves as investment adviser to the Funds.  Subject to the supervision and direction of the Trustees, the Adviser oversees the Funds' securities and investments to be sure they are made in accordance with the Funds' stated investment objectives and policies.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Funds, and the Adviser.  Pursuant to the Management Agreement, each Fund Class pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of each Fund's average daily net assets.

Under the Management Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds' current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Funds and, as such shall perform each of the following or may delegate to a sub-adviser: (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds' investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities. The Management Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on November 30, 2012.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through  March 31, 2014, to ensure that the total annual Funds’ operating expenses of each Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of average daily net assets attributable to each of the Institutional Class or Investor Class of each Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the Funds' Adviser.  Fee waiver and reimbursement arrangements can decrease the Funds' expenses and boost its performance.

The Management Agreement will continue in effect for two years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of a Fund. The Management Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust's outstanding shares. The Management Agreement shall terminate automatically in the event of its assignment.  During the period December 26, 2012 (commencement of operations) through May 31, 2013, the Adviser earned $13,252 and $3 in management fees from the CCA Core Return Fund’s Institutional Class and Investor Class, respectively.  During the period December 26, 2012 (commencement of operations) through May 31, 2013, the Adviser earned $14,417 and $3 in management fees from the CCA Aggressive Return Fund’s Institutional Class and Investor Class, respectively.  During the period December 26, 2012 (commencement of operations) through May 31, 2013, the Adviser reimbursed expenses of $56,485 and $20 in management fees from the CCA Core Return Fund’s Institutional Class and Investor Class, respectively.  During the period December 26, 2012 (commencement of operations) through May 31, 2013, the Adviser waived $56,252 and $20 in management fees from the CCA Aggressive Return Fund’s Institutional Class and Investor Class, respectively.  At May 31, 2013, the Adviser owed $2,842 and $2,192 to the CCA Core Return Fund and the CCA Aggressive Return Fund, respectively.

SUB-ADVISORY AGREEMENT: The Adviser has engaged Checchi Capital Advisers, LLC to serve as Sub-Adviser to the Funds. The Sub-Adviser is an affiliate of and under common control with the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made according to the Funds’ investment objective, policies and restrictions.

The Sub-Advisory Agreement provides that the Sub-Adviser will formulate and implement a continuous investment program for the Funds, in accordance with each Fund's objective, policies and limitations and any investment guidelines established by the Adviser or the Board of Trustees. The Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by the Funds, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Adviser is required to furnish, at its own expense, all investment facilities necessary to perform its obligations under the Sub-Advisory Agreement.  Pursuant to a Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee of 0.25% each Fund's average daily net assets.  The Sub-Adviser is paid by the Adviser, not the Funds.

The Sub-Advisory Agreement continues in effect for two (2) years initially and then from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act).

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  At May 31, 2013, paid in capital amounted to $6,027,440 and $6,757,750 for the CCA Core Return Fund and CCA Aggressive Return Fund, respectively.

On December 10, 2012, 5,000 shares of the CCA Aggressive Return Fund and 5,000 shares of the CCA Core Return Fund were issued for cash, at $10.00 per share, to the Checchi Family Trust.

5.  DISTRIBUTION FEES

The Funds have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan" or "Plan") under which the Fund may incur expenses related to distribution of its Investor Class shares. Payments under the Plans are made to the Adviser or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the applicable Fund.  The Funds’ annual fee for distribution and shareholder servicing expenses is 0.25% of each Fund's average daily net assets attributable to Investor Class shares.  The Plans are compensation plans, which means that payments under a Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by a Fund for a period will exceed the payments received by the Adviser, in which case the Adviser may pay such excess expenses out of its own resources.  Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  As of May 31, 2013, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 99% of the voting securities of the CCA Core Return Fund and may be deemed to control the CCA Core Return Fund.  As of May 31, 2013, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 99% of the voting securities of the CCA Aggressive Return Fund and may be deemed to control the CCA Aggressive Return Fund.

7.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The Pronouncement requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact that this Pronouncement may have on the Fund’s financial statements.

CCA Investments Trust
Expense Illustration
May 31, 2013 (Unaudited)

Expense Example

As a shareholder of a series of the CCA Investment Trust, you incur ongoing costs which consist of management fees and other Fund(s) expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2012 through May 31, 2013.  Also, The Example is shown for the period December 26, 2012 (commencement of investment operations) through May 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		CCA Core Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 26, 2012	May 31, 2013	December 26, 2012 to May 31, 2013

Actual	$1,000.00	$1,010.00	$3.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.64	$3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the actual period).

		CCA Core Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2012	May 31, 2013	December 1, 2012 to May 31, 2013

Actual	$1,000.00	$1,010.00	$4.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		CCA Core Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 26, 2012	May 31, 2013	December 26, 2012 to May 31, 2013

Actual	$1,000.00	$1,008.00	$3.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.64	$3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the actual period).

		CCA Core Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2012	May 31, 2013	December 1, 2012 to May 31, 2013

Actual	$1,000.00	$1,008.00	$4.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		CCA Aggressive Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 26, 2012	May 31, 2013	December 26, 2012 to May 31, 2013

Actual	$1,000.00	$1,055.00	$3.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.64	$3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the actual period).

		CCA Aggressive Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2012	May 31, 2013	December 1, 2012 to May 31, 2013

Actual	$1,000.00	$1,055.00	$4.61
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		CCA Aggressive Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 26, 2012	May 31, 2013	December 26, 2012 to May 31, 2013

Actual	$1,000.00	$1,054.00	$3.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.64	$3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the actual period).

		CCA Aggressive Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2012	May 31, 2013	December 1, 2012 to May 31, 2013

Actual	$1,000.00	$1,054.00	$4.61
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION

MAY 31, 2013 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

Information Regarding Approval of Investment Advisory Agreements

At the organizational board meeting held on November 30, 2012, the Board of Trustees (the “Trustees” or the “Board”) considered the approval of the investment advisory agreements between Checchi Capital Fund Advisers, LLC and the Trust on behalf of each Fund (the “Management Agreements”) and Sub-advisory Agreements between the Adviser and Checchi Capital Advisers, LLC (the “Sub-adviser”) with respect to each Fund.  The Board discussed with Counsel the specific factors to be considered in evaluating investment advisory contracts which include, but are not limited to, the following: the investment performance of the Funds and the Adviser/Sub-adviser; the nature, extent and quality of the services to be provided by the Adviser/Sub-adviser to the Funds; the costs of the services to be provided and the profits to be realized by the Adviser/Sub-adviser and their affiliates from the relationship with the Funds; the extent to which economies of scale will be realized as the Funds grow; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees reviewed the responses of the Adviser to a questionnaire provided by counsel, as well as the proposed Management Agreements between the Adviser and the Trust, copies of which had previously been supplied to the Trustees for their review.  The Trustees also reviewed the responses of the Sub-adviser to the questionnaire, as well as the proposed Sub-Advisory Agreements between the Adviser and the Sub-adviser, copies of which had been provided to the Trustees for their review.  As to the Adviser’s and the

Sub-adviser’s business and the qualifications of its personnel, the Trustees reviewed a copy of each adviser’s registration statement on Form ADV as filed with the SEC.  Next, the Trustees discussed the experience of the Funds’ portfolio managers, noting their years of experience in asset management services industry, prior business experience and education of each.  They noted that because the Adviser and Sub-adviser are affiliated, the key personnel servicing the Funds are the same for both entities.

The Trustees then deliberated and considered the following factors, summarized below, in their evaluation of the Adviser’s and the Sub-adviser’s ability to provide a level of service to the Funds consistent with the Board’s expectations.

Nature, Extent and Quality of Services.  As to the nature, extent and quality of the services to be provided by each of the Adviser and the Sub-Adviser to the Funds, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Funds such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds, consistent with each Fund’s investment objective and policies.  The Sub-adviser will determine the securities to be purchased for the Funds, the portfolio securities to be held or sold by the Funds and the portion of each Fund’s assets to be held uninvested, subject always to each Fund’s investment objective, policies and restrictions, as each of the same shall be from time to time in effect, and subject further to such policies and instructions as the Board may from time to time establish.  The Adviser and Sub-adviser will furnish such reports, evaluations, information or analyses to the Trust as the Board of Trustees of the Trust may request from time to time or as the Adviser or Sub-adviser may deem to be desirable.  The Adviser also will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.  The Adviser may delegate any of the responsibilities, rights or duties described above or in the Management Agreement to one or more persons, provided the Adviser notifies the Trust and agrees that such delegation does not relieve the Adviser from any liability thereunder.  As such, the Adviser has delegated portfolio management to the Sub-adviser.  The Trustees noted that the Sub-adviser utilizes proprietary algorithms for selecting securities, as discussed in detail at the meeting with respect to the Sub-adviser’s investment philosophy and strategies for the Funds.

The Trustees also noted that the Adviser and Sub-adviser have each adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws.  Additionally, they noted that the Adviser and Sub-adviser have adequate resources to serve the Funds and concluded that the portfolio managers’  prior experience in managing separate accounts for the Sub-adviser would apply equally well to a mutual fund setting.  Additionally, the Trustees discussed the financial condition the Sub-adviser and Adviser and concluded that the firms have sufficient resources to perform their obligations to the Funds, including any financial obligations under the expense limitation agreements.

The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser and Sub-adviser under the Management Agreement and the Sub-Advisory Agreement, respectively.

Performance.  Because the Adviser and Sub-adviser had not yet begun advising the Funds, the Trustees could not consider the investment performance of the Funds.  However, the Board noted that the Sub-adviser manages separate accounts in a substantially similar manner as the proposed CCA Core Return Fund, and this provides reference investment performance information from the Sub-adviser.  The Board noted that the separately managed accounts for the period ended September 30, 2012 performed below a blended benchmark index for the one year, three year, five year, since inception on January 1, 2009, and annualized since inception periods.  The Board also reviewed hypothetical back-tested performance data which the Sub-adviser prepared using the same investment parameters as the CCA Aggressive Return Fund to create a “Model Portfolio” for the period from January 1, 2009 through September 30, 2012, to give the Trustees an idea how the Model Portfolio would have performed.  The Trustees noted that the Model Portfolio under performed for the same periods.  The Sub-adviser discussed the performance and explained that the Core Return composite and Model Portfolio underperformed the blended benchmark - comprised 50% MSCI ACWI (all world equity securities) and 50% Barclays Global Aggregate Fixed Income Index - because the Sub-adviser was overweighted in equities over the period, as suggested by the Sub-adviser’s proprietary algorithms, and further that equities in the composite and Model Portfolio underperformed the equity benchmark.  Representatives of the Sub-adviser further explained that, over a longer period, the Sub-adviser expects the Core Return Fund to perform in-line with the blended benchmark, the goal being to track the index, not outperform.  However, the Sub-adviser does seek to outperform the index with respect to the Aggressive Return Fund, and the Sub-adviser expects it will outperform the benchmark over the long-term, as it has done when back-testing the methodology over longer periods.  The Sub-adviser believes risk was not properly rewarded over the back-tested period due to uncertainty in the markets.  After further discussion, the Trustees concluded the proposed investment strategy and the Adviser’s and Sub-adviser’s investment process suggests they are qualified to manage the Funds.

Fees and Expenses.  As to comparative fees and expenses, the Trustees considered the management fee to be paid to the Adviser and estimated net expense ratio for the Funds and compared those fees and expenses to the averages in each of the Morningstar equity and fixed income fund categories for securities in which the Funds will invest (for funds with less than $25 million under management).  The Board noted that the Adviser would charge a 0.75% annual advisory fee for each Fund, based on the average net assets of the Fund, which is above the fixed income category averages, but below eight out of the 16 Morningstar equity fund category averages.  The Trustees discussed the averages with respect to the Morningstar categories and concluded that, because the Funds will be investing in all securities classes throughout the world, including both equity and fixed income in any market or of any capitalization, advisory fees above category averages were to be expected.  The Trustees also reviewed the average expense ratios for each Morningstar category, noting that because of the Funds’ expense limitation agreements of 0.90%, the Funds’ expenses will be below the average for nearly all equity categories, below the average for three of the six fixed income Morningstar categories.   The Trustees noted that the Funds’ advisory fees were within the Morningstar equity and fixed income categories’ range of 0.38%-0.98%.  The Board also noted each Fund’s projected total expenses, after taking into account the effect of an expense limitation of 0.90% for each class of shares which excludes 12b-1 fees and certain other expenses, were below the average total net fees and expenses for most Morningstar equity and fixed income categories and well below the maximum of 2.16%. The Trustees also discussed the Funds’ possible investment in ETFs and similar products and concluded that the fees to be paid to the Adviser are based on services provided that are different from and not duplicative of the services provided under the advisory agreements of the ETFs and similar products.  The Trustees concluded that the Funds’ management fees and expenses are acceptable in light of the quality of services the Funds expects to receive from the Adviser and Sub-adviser.  During its deliberations, the Board also considered the sub-advisory fee of 0.25% that the Adviser will pay the Sub-adviser from its management fee.  The Trustees reviewed and noted that the fees the Sub-adviser charges its separately management accounts are higher than the sub-advisory fees it will receive from the Adviser and determined that the fees to be paid to the Sub-adviser are acceptable in light of the quality of services the Funds expect to receive from the Sub-adviser.

Profitability.  As to the costs of the services to be provided and the profits to be realized by the Adviser and the Sub-adviser, the Trustees reviewed estimates of each firm’s profitability assuming average net assets of $13,000,000 by each Fund for the first year and discussed the same with a representative of the Adviser and Sub-adviser.  The Trustees noted that the Adviser and Sub-adviser are expected to incur net losses during the first year of operations and continuing losses should the Funds fail to attract sufficient assets.  They also noted that the Adviser and Sub-adviser do not expect any indirect benefits from other relationships with the Funds.  The Adviser and Sub-adviser informed the Trustees that they do not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustees noted that the Adviser would be compensated under the proposed Rule 12b-1 Plans, but that these payments were expected to be fully paid out without any significant amounts expected to be retained by the Adviser.  Next, the Trustees discussed the profit-reducing impact of the proposed expense limitation agreements.  Based on their review, the Trustees concluded that they were satisfied that the Adviser’s and Sub-adviser’s expected levels of profitability from their relationship with the Funds were not excessive.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Funds.It was the consensus of the Board that based on the anticipated size of Funds for the initial two years, breakpoints as a means of sharing economies of scale was not relevant to the Management Agreement or Sub-Advisory Agreement at this time but that it may be appropriate to consider breakpoints to some economies of scale where a Fund’s assets reach $60 million.

Conclusion.  After the Independent Trustees met in executive session with Counsel, the Trustees, including all of the Independent Trustees, indicated that it was their consensus that the information presented and the discussion of other information were adequate for making a determination regarding the approval of the Management Agreements and Sub-Advisory Agreements.  Based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees unanimously determined that the management and sub-advisory fees for each Fund are reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, and approved each of the Management Agreements and Sub-Advisory Agreements for an initial term of two years.

INVESTMENT ADVISER

Checchi Capital Fund Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

SUB-ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Donald S. Medelsohn

      Donald S. Mendelsohn

      Attorney-in-Fact

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Donald S. Medelsohn

      Donald S. Mendelsohn

      Attorney-in-Fact

Date: July 30, 2013